ASSETS AND LIABILITIES OF DISPOSAL GROUP	6 Months Ended
Jun. 30, 2023
Assets And Liabilities Of Disposal Group
ASSETS AND LIABILITIES OF DISPOSAL GROUP

17. ASSETS AND LIABILITIES OF DISPOSAL GROUP

Since the ceramic tiles manufacturing business of the Company has experienced significant hurdles due to the significant slowdown of the real estate sector and the impacts of COVID-19 in China, on April 28, 2023, the Company divested of its ceramic tiles manufacturing business, which was conducted through the Company’s two subsidiaries, Jinjiang Hengda Ceramics Co., Ltd. and Jiangxi Hengdali Ceramic Materials Co., Ltd.

Jiangxi Hengdali Ceramics is wholly owned by Jinjiang Hengda Ceramics, which is a wholly owned subsidiary of Stand Best Creation Limited, a Hong Kong company (the “Target”). The Target is Stand Best Creation Limited, a wholly owned subsidiary of Success Winner Limited which is 100% owned by the Company (“the Disposition Group”).

On December 30, 2022, the Seller, the Target and New Stonehenge Limited, a British Virgin Islands exempt company which is not affiliate of the Company or any of its directors or officers, (the “Buyer”), entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Buyer agreed to purchase the Target, and in exchange the Buyer will issue a 5% unsecured promissory note to the Seller with principal amount of $8.5 million with a maturity date on the fourth anniversary of its issuance (the “Note”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of the Target and as a result, assume all assets and liabilities of the Target and subsidiaries owned or controlled by the Target.

The Company held an extraordinary meeting of shareholders on February 21, 2023, at 8:30 AM ET, at Junbing Industrial Area, Anhai, Jinjiang, Fujian, China. There were 5,678,430 ordinary shares voted, representing approximately 56.58% of the total 10,035,188 outstanding ordinary shares and therefore constituting a quorum of more than fifty percent (50%) of the shares outstanding and entitled to vote at the meeting as of the record date of January 5, 2023. The final voting results submitted to a vote of shareholders at the meeting were that the following constitutes the number of votes voted with respect to the proposal of the approval of the proposed sale of the Company’s subsidiaries (the “Disposition Transaction”), Stand Best Creation Limited, Jinjiang Hengda Ceramics Co., Ltd., and Jiangxi Hengdali Ceramic Materials Co., Ltd. to New Stonehenge Limited, a business company incorporated in the British Virgin Islands with limited liability, in exchange for an unsecured promissory note with a principal amount of US$8.5 million, which will be mature in four years after its issuance. Accordingly, the Disposition Transaction has been approved. The disposal of the subsidiaries for the ceramic tile manufacturing business were completed on April 28, 2023.

The following table summarizes the carrying value of the assets and liabilities of disposal group at the closing date of disposal. The Company recorded RMB 73.8 million gain on disposal of the subsidiaries, which was the difference between the selling price of US$8.5 million and the carrying value of the net assets of the disposal group.

As of April 28, 2023
RMB’000

Right-of-use assets, net	26,670
Inventories, net	25,798
Trade receivables, net	2,875
Other receivables and prepayments	2,890
Cash and bank balances	256
Accrued liabilities and other payables	(19,143)
Amounts owed to related parties	(35,057)
Lease liabilities	(19,315)
Taxes payable	(77)

The financial performance and cash flow information of disposed group are for the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30,
	2023	2022
	RMB’000	RMB’000
Financial performance

Net sales	2,701	16,715

Cost of goods sold	7,557	19,025

Gross loss	(4,856)	(2,310)

Other income	5,716	8,717
Selling and distribution expenses	(1,517)	(2,976)
Administrative expenses	(1,434)	(10,108)
Bad debt Reversal (expense)	1,000	(18,829)
Finance costs	(293)	(739)

Loss before taxation	(1,384)	(26,245)

Gain on disposal of discontinued operations	73,846	-
Income tax expense	-	-

Net loss for the year from discontinued operations	72,461	(26,245)

Cash flow information

Net cash generated from operating activities from discontinued operations	14,118	8,406

Net cash used in investing activities from discontinued operations	-	-

Net cash used in financing activities from discontinued operations	(14,303)	(14,303)

Net (decrease) increase in cash and cash equivalents from discontinued operations	(185)	(5,897)